Schedule of Fair Value of Convertible Promissory Notes Using the Black Scholes Option Pricing Model (Details)	12 Months Ended
Jan. 31, 2015
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Convertible Promissory Notes Using The Black Scholes Option Pricing Model 1	0.61%
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Convertible Promissory Notes Using The Black Scholes Option Pricing Model 2	0.05%
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Convertible Promissory Notes Using The Black Scholes Option Pricing Model 3	2.34
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Convertible Promissory Notes Using The Black Scholes Option Pricing Model 4	0.36
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Convertible Promissory Notes Using The Black Scholes Option Pricing Model 5	147.42%
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Convertible Promissory Notes Using The Black Scholes Option Pricing Model 6	212.64%
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Convertible Promissory Notes Using The Black Scholes Option Pricing Model 7	0.12
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Convertible Promissory Notes Using The Black Scholes Option Pricing Model 8	0.08
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Convertible Promissory Notes Using The Black Scholes Option Pricing Model 9	0.00%
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Convertible Promissory Notes Using The Black Scholes Option Pricing Model 10	0.00%